Major customers and suppliers	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
Note 15 – Major customers and suppliers

For the year ended December 31, 2014, two major customers accounted for approximately 16% and 10% of the Company’s total sales, respectively. For the year ended December 31, 2013, one major customer accounted for approximately 20% of the Company’s total sales. Any decrease in sales to these customers will negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of December 31, 2014, one customer accounted for approximately 12% of the Company’s accounts receivable balance.

As of December 31, 2013, one customer accounted for approximately 10% of the Company’s accounts receivable balance.

For the year ended December 31, 2014, three major suppliers accounted for approximately 37%, 25%, and 11% of the total purchases, respectively. For the year ended December 31, 2013, three major suppliers accounted for approximately 23%, 23% and 10% of the total purchases, respectively.